Merger and Acquisitions (Recognized Identified Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands				4 Months Ended	12 Months Ended
	Apr. 02, 2015	Dec. 16, 2014	Aug. 31, 2014	Dec. 31, 2014	Dec. 31, 2015
Business Acquisition [Line Items]
Current assets			$ 1,435,935
Property and equipment			1,093,893
Goodwill			1,289,398	$ 3,143,834	$ 3,111,262
Intangible assets			476,405
Other noncurrent assets			2,238
Current liabilities			(787,768)
Other noncurrent liabilities			(346,829)
Net assets			3,163,272
Net deemed contribution			(188,272)
Cash acquired			(24,276)
Total cash consideration, net of cash acquired	$ 775,000		2,950,724
ETP Merger [Member]
Business Acquisition [Line Items]
Current assets			171,434
Property and equipment			272,930
Goodwill			590,042
Intangible assets			70,473
Other noncurrent assets			811
Current liabilities			(154,617)
Other noncurrent liabilities			(255,289)
Net assets			695,784
MACS [Member]
Business Acquisition [Line Items]
Current assets			96,749
Property and equipment			463,772
Goodwill			118,610
Intangible assets			90,676
Other noncurrent assets			48,913
Current liabilities			(45,151)
Other noncurrent liabilities			(186,661)
Net assets			586,908
Net deemed contribution			(21,095)
Cash acquired			(60,798)
Total cash consideration, net of cash acquired			505,015
Aloha Petroleum, Ltd [Member]
Business Acquisition [Line Items]
Current assets		$ 67,012
Property and equipment		127,916
Goodwill		105,615
Intangible assets		74,706
Other noncurrent assets		732
Current liabilities		(20,127)
Other noncurrent liabilities		(70,465)
Net assets		285,389
Cash acquired		(30,597)
Total cash consideration, net of cash acquired		236,492		$ 236,407	85
Contingent consideration		$ (18,300)			$ (18,300)
Sunoco LLC [Member]
Business Acquisition [Line Items]
Current assets			1,107,007
Property and equipment			384,100
Intangible assets			182,477
Other noncurrent assets			2,238
Current liabilities			(641,400)
Other noncurrent liabilities			(7,293)
Net assets			1,027,129
Sunoco Retail LLC [Member]
Business Acquisition [Line Items]
Current assets			328,928
Property and equipment			709,793
Goodwill			1,289,398
Intangible assets			293,928
Current liabilities			(146,368)
Other noncurrent liabilities			(339,536)
Net assets			2,136,143
Susser [Member]
Business Acquisition [Line Items]
Current assets			217,244
Property and equipment			983,900
Goodwill			976,631
Intangible assets			541,054
Other noncurrent assets			38,216
Current liabilities			(246,009)
Other noncurrent liabilities			(842,310)
Net assets			1,668,726
Net deemed contribution			(701,871)
Cash acquired			(63,801)
Total cash consideration, net of cash acquired			$ 903,054